Contingent liabilities	12 Months Ended
Jun. 30, 2021
Contingent liabilities
Contingent liabilities

Other disclosures

37	Contingent liabilities

37.1Litigation

Claimed compensation for lung diseases — Sasol Mining (Pty) Ltd

On 2 April 2015, 22 plaintiffs (at that time 1 current and 21 former employees) instituted action against Sasol Mining (Pty) Ltd at the High Court in Gauteng, South Africa, for allegedly having contracted lung diseases while working at its collieries. The plaintiffs inter alia allege that they were exposed to harmful quantities of coal dust while working underground for Sasol Mining and that the company failed to comply with various sections of the Mine Health and Safety Act, 1996. All of which the plaintiffs allege, increased the risk for workers to contract coal dust related lung diseases. This lawsuit is not a class action but rather 22 individual cases, each of which will be judged on its own merits. The plaintiffs seek compensation for damages relating to past and future medical costs and loss of income amounting to R82,5 million in total plus interest. Two plaintiffs have since passed away and their claims have been formally withdrawn. The total amount of the remaining claims is R67,2 million plus interest.

Sasol Mining is defending the claim. The merits of each single claim are not clear yet since Sasol is awaiting the plaintiffs’ response to Sasol’s request for further particulars. A date for a hearing has not been set yet. Therefore, it is not possible at this stage to make an estimate of the likelihood that the plaintiffs will succeed with their claim and if successful, what the quantum of damages would be that the court will award.

Therefore, no provision has been created for the litigation matter as at 30 June 2021.

Construction disputes — Fischer Tropsch Wax Expansion Project in Sasolburg (FTWEP)

After the conclusion of construction of FTWEP at the Sasol One site in Sasolburg, a number of contractual claims were instituted by some contractors who were involved in the construction and project management relating to this project. Certain of these claims have already been resolved, either through settlement between the parties or through the contractual dispute resolution process. The Fluor SA (Pty) Ltd matter is still ongoing.

Fluor SA (Pty) Ltd — FTWEP

Fluor claimed a total amount of R486 million plus interest. This claim is based on the nature and quantification of Fluor’s alleged entitlement to a change to the prices and completion dates for delayed access. The claim was referred to adjudication. The adjudicator rejected Fluor’s entire claim. Subsequently, Fluor has referred its claim for Arbitration.

The Parties have agreed on the appointment of the arbitrator as well as the time schedule for the filing of pleadings in the Arbitration matter. Fluor filed its Statement of Claim on 14 December 2016 and Sasol was scheduled to file its Statement of Defence during May 2017.

However, Sasol raised certain objections to the Fluor Statement of Claim as Fluor included certain elements in the claim which were not part of the adjudication of the claim. These objections were adjudicated on 21 June 2017. The Arbitrator ruled that Sasol is not allowed to proceed with the formal objections but that they should be dealt with in Sasol’s Statement of Defence.

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Sasol filed its Statement of Defence and instead of Fluor filing its replication (and despite Sasol’s previous objections), Fluor amended its Statement of Claim once again. This amendment was filed without notice or leave from the Arbitrator. The amendments made changes to the way in which Fluor now argues the matter. The amendment also changes the capital amount claimed to a lesser amount, being R448 million plus interest. Sasol filed its objection to this late amendment on 22 January 2018. The objection hearing was held on the 12 March 2018. The Arbitrator dismissed the objection by Sasol. Sasol accordingly filed its amended Statement of Claim on 26 April 2018.

On the 12 March 2019, Fluor filed and served a further amendment to its Statement of Claim in terms of which a further reduction in the quantum is being claimed. Fluor now claims an amount of R384 million (alternatively the amount of R 407 million based on an alternative assessment of its claim). The expert report filed shortly after the amended statement of claim indicated a further reduction in the amount claimed by Fluor. Based on the expert report the quantum claimed by Fluor reduced to R305 million alternatively R306 million. The Arbitration commenced in October 2020 however the hearing did not conclude. Hearing of Sasol’s expert evidence took place on the 12th and 13th of April 2021. Fluor advised that the presentations constitute new evidence not previously addressed and or raised during the expert engagements and Fluor is prejudiced by not having been able to prepare for cross examination on the “new evidence”. The Arbitration hearing was accordingly stayed until 28 June 2021 to provide Fluor the opportunity to prepare for Cross Examination of Sasol’s experts. During the second week of the Arbitration hearing, we were advised that Fluor’s counsel would not be able to continue with his cross examination of Sasol’s expert witness. The hearing could therefore not conclude, and the parties are in a process of agreeing on new dates for the Arbitration hearing to recommence. It is anticipated that the hearing will only recommence during November 2021.

Sasol believes that Fluor’s original claim, including the amended claims are not justified. This view is supported by Sasol’s independent experts.

Accordingly, no provision was created at 30 June 2021.

Dispute of dismissal during unprotected strike — Sasol Mining (Pty) Ltd

During 2009, the applicants in this matter were charged for participating in an unprotected sit-in, threatening and forcing others to participate in an unprotected strike and for assaulting or attempting to assault others and sitting in underground during an unprotected strike and subsequently dismissed. The applicants disputed their dismissal.

The Labour Court gave judgment in this matter on 19 September 2019 and ruled against Sasol Mining. It was directing the employer to reinstate the employees based on substantial unfairness and procedural fairness. Retrospective payment of remuneration was ordered in different categories, ranging from one to two years’ back-pay. The legal team and external counsel received a mandate from management to appeal the judgment and papers were filed on 11 October 2019 in this regard.

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Sasol Mining has successfully applied for leave to appeal the ruling. The appeal was heard on 24 March 2021. The Labour Appeal Court has not yet ruled on the matter but requested the parties to attempt to reach a settlement. Sasol Mining presented a settlement proposal which provided for a lump sum payment in full and final settlement of all claims which was rejected by the Respondents. The Respondents’ counteroffer was subsequently rejected by Sasol Mining insofar as it required reinstatement of certain employees, payment of 24 months’ salary to the Respondents as well as the Respondents’ Inzalo benefits. The Labour Appeal Court was informed that the parties were unable to settle the matter and the Labour Appeal Court’s ruling is now being awaited.

In due of the above circumstances a provision in the amount of R88 million was accounted for at 30 June 2021.

Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme

Solidarity referred a dispute relating to the Sasol Khanyisa share scheme to the Commission for Conciliation, Mediation and Arbitration (CCMA) on 17 December 2017, where after conciliation proceedings commenced on 11 January 2018. On 5 February 2018, Sasol received a letter from Solidarity demanding a payment to their members (non-qualifying employees for Phase 2 of Khanyisa) equal to “the market value of the Sasol Khanyisa shares which qualifying employees will be entitled to within seven days after such entitlement (2028) or payment to each member of R500 000 by the end of December 2018.” A second referral to the CCMA was received on 8 March 2018, conciliation was attempted on two occasions, on 9 and 25 May 2018, but was unsuccessful and a certificate to this effect was issued on 14 June 2018. This would entitle Solidarity to conduct a lawful strike provided picketing rules are in place.

On 25 October 2018, Solidarity served Sasol with its referral of the dispute to the CCMA in terms which Solidarity seeks the dispute be conciliated as an unfair discrimination matter. If unsuccessfully conciliated by the CCMA, it will be referred to the Labour Court for adjudication. This process was originally proposed by Sasol, but unheeded by Solidarity. The matter was referred to the CCMA and was subsequently certified as unresolved in February 2019. On 6 May 2019, Sasol received Solidarity’s statement of claim filed with the Labour Court in Johannesburg. Sasol filed its replying documentation to Solidarity’s statement of claim on the last day of July 2019. Subsequently the Judge President of the Labour Court invited Sasol and three other respondents (PPC, ArcelorMittal and Minopex) in three other cases where Solidarity is the Applicant on similar grounds, to meet. The purpose of the meeting was to make attempts to consolidate the disputes and set a stated case (combined version setting out the dispute) to afford the court to save time by hearing similar matters simultaneously. The various legal teams gathered at a meeting during the first week of October 2019 and a draft Statement of Case was prepared. The Labour Court was scheduled to hear the matter on 17 September 2020 in Johannesburg.

A few weeks prior to this hearing, the prepared Statement of Case formulation was amended by Solidarity and the other parties unsuccessfully objected to the amended wording. Sasol and the parties, save for PPC who had the date of 17 September 2020 allocated to them originally, decided to withdraw and apply for separate dates to foster their cases individually. No new date has been received yet, and since Solidarity is the applicant in this matter, it will be responsible for the application of dates.

No provision has been created at 30 June 2021.

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Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application (March 2013)

Pursuant to the 2013 NERSA decisions approving the Sasol Gas maximum gas prices and transmission tariffs, Sasol Gas implemented a standardised pricing mechanism in its supply agreements with customers in compliance with the applicable regulatory and legal framework. NERSA approved further maximum gas prices and transmission tariffs based on the same pricing and tariff mechanisms in November 2017.

Seven of Sasol Gas’s largest customers initiated a judicial review of the 2013 NERSA decisions relating to its maximum price and tariff methodologies and NERSA’s decision on Sasol Gas’s maximum price and transmission tariff applications. On 15 July 2019, the Constitutional Court overturned the 2013 NERSA maximum price decisions and ordered NERSA to revise its decisions. The new decision by NERSA regarding the maximum gas price to be approved for Sasol will apply retrospectively from 26 March 2014 when the original decisions (now overturned) became effective.

During May 2020, the Industrial Gas Users Association of Southern Africa, an industry association whose members include several large gas customers, launched an application to review and overturn the November 2017 NERSA maximum gas price decision approving maximum gas prices for Sasol Gas for the period from 1 July 2017 to 30 June 2020. This NERSA decision was overturned on 3 May 2021 and accordingly, the new decision by NERSA regarding the maximum gas price will apply to this period as well.

Following the above mentioned outcome of the appeal to the Constitutional Court, NERSA must approve new maximum gas prices for Sasol in terms of the provisions of the Gas Act. After a public consultation process in which Sasol participated, NERSA, during April 2020, adopted a new maximum gas price methodology, which was published by NERSA in June 2020. After the adoption of the new maximum gas price methodology NERSA engaged with licensees and affected stakeholders on the intended application of the methodology. Pursuant to the Sasol Gas price application submitted to NERSA in December 2020, NERSA, on 6 July 2021 published its maximum gas price decision in which it approved maximum gas prices for Sasol Gas for the period from 2014 up to 2021 and determined how the maximum prices are to be determined for 2022 and 2023.

The future implementation of the new NERSA approved maximum gas price could have a material adverse effect on our business, operating results, cash flows and financial condition. Because the new maximum gas prices approved by NERSA for the period of the overturned decision is lower than the actual price charged to a large number of Sasol Gas’ customers, a retrospective liability may arise for Sasol Gas when customers institute claims for compensation based on the differences between the new approved maximum gas prices and actual gas prices historically charged by Sasol Gas.

Sasol Gas raised a provision of R1,4 billion as at 30 June 2021 in respect of these anticipated claims.

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Securities class action against Sasol Limited and some of its current and former executive directors

A class action lawsuit was filed against Sasol Limited and several of its current and former officers in a Federal District Court in New York (the Court).

The lawsuit alleges that Sasol violated U.S. federal securities laws by allegedly making false or misleading public statements regarding the LCCP between 2015 and 2020, specifically with respect to timing, costs, and control procedures, (refer to the Group’s annual financial statements for the year ended 30 June 2020).

The Court dismissed the claims based on alleged misrepresentations about the effectiveness of internal controls over financial reporting and the management of the LCCP but found that the portions of the case related to the allegations of violations of U.S. securities laws based on alleged misrepresentations about LCCP cost estimates and schedules could move forward.

On 30 October 2020, Sasol filed a Motion for Reconsideration of the Court’s order denying Sasol’s Motion to Dismiss. On 15 December 2020 Sasol filed a supplemental brief in support of its Motion. Plaintiffs filed an opposition on 19 January 2021, and Sasol filed a reply on 1 February 2021. On 7 July 2021 the Court denied Sasol’s motion and ordered the parties to file a revised proposed scheduling order as to the discovery. The Discovery Schedule was submitted on 9 August 2021 to the Court for its approval.

The plaintiff has not specified any amount of damages to date. In the amended complaint, a compensatory claim for damages for the members of the class was left for the trial to be determined. Therefore, no potential loss can be reliably estimated at this stage. Consequently, no provision has been recognised at 30 June 2021. In this context, it is important to also note that Sasol’s Directors and Officers insurance has indicated coverage under the policy for this matter.

Other litigation and tax matters

From time to time, Sasol companies are involved in other litigation and similar proceedings in the normal course of business.

A detailed assessment is performed on each matter and a provision is recognised where appropriate. Although the outcome of these proceedings and claims cannot be predicted with certainty, the company does not believe that the outcome of any of these cases would have a material effect on the group’s financial results.

37.2	Competition matters

Sasol continuously evaluates its compliance programmes and controls in general, including its competition law compliance programmes and controls. As a consequence of these compliance programmes and controls, including monitoring and review activities, Sasol has adopted appropriate remedial and/or mitigating steps, where necessary or advisable, lodged leniency applications and made disclosures on material findings as and when appropriate. These ongoing compliance activities have already revealed, and may still reveal, competition law contraventions or potential contraventions in respect of which we have taken, or will take, appropriate remedial and/or mitigating steps including lodging leniency applications.

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37.3Environmental orders

Sasol’s environmental obligation accrued at 30 June 2021 was R16 196 million compared to R21 790 million at 30 June 2020.

Although Sasol has provided for known environmental obligations that are probable and reasonably estimable, the amount of additional future costs relating to remediation and rehabilitation may be material to results of operations in the period in which they are recognised. It is not expected that these environmental obligations will have a material effect on the financial position of the group.